Trade payables (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Trade and other payables [abstract]
Merchants	€ 62,825	€ 48,190	€ 113,128
Tourists	86,660	83,500	95,444
Agents	3,370	3,956	3,744
Other trade payables	13,248	11,831	25,003
Trade payables	€ 166,103	€ 147,477	€ 237,319